Average Annual Total Returns - HSAFunds-ComboPRO - HSAFunds-ComboPRO - Aggressive Growth Allocation Fund	Nov. 29, 2024
Aggressive Growth Allocation Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.17%
Since Inception	1.28%	[1]
Aggressive Growth Allocation Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.62%
Since Inception	0.79%	[1]
Aggressive Growth Allocation Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.26%
Since Inception	0.92%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	3.81%
IXWL6
Average Annual Return:
Past 1 year	20.28%
Since Inception	1.33%

[1]	A From February 9, 2022 .